MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Basis point increase in interest rates	50.00
Net income impact of a 50 basis-point increase in interest rate on floating rate financial assets and liabilities	$ 246	$ 198
Basis point parallel increase in yield curve	0
Net income impact of 50 basis point increase in yield curve on financial assets and liabilities	$ 146	128
Other comprehensive income impact of 50 basis point increase in yield curve on financial assets and liabilities	$ 309	149
Currency risk
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in U.S dollar against other currencies	1.00%
Impact of 1% increase in U.S. dollar against foreign currencies on unhedged financial instruments	$ 74	80
Impact of 1% increase in U.S. dollar against foreign currencies on hedged financial instruments	$ 259	240
Equity price risk
Disclosure of detailed information about financial instruments [line items]
Percentage decrease in the market price of equity securities and equity derivatives	5.00%
Impact on Net Income as a Result of a Percentage Decrease Equity Securities	$ 14	50
Impact on Other Comprehensive Income as a Result of a Percentage Decrease Equity Securities	$ 70	85
Percentage change in the common equity price	5.00%
Increase in compensation liability and expense	$ 75	53
Increase (decrease) in equity derivatives used for compensation hedging from a 5% change in the common equity price of the company	80	53
Amount to offset increase in compensation expense	75	51
Other comprehensive income impact of equity derivatives used for compensation hedging	$ 5	2
Other price risk
Disclosure of detailed information about financial instruments [line items]
Percentage increase in energy prices	5.00%
Impact on net income from a 5% decrease in energy prices	$ 5	9
Impact on other comprehensive income from a 5% decrease in energy prices	0	9
Credit risk
Disclosure of detailed information about financial instruments [line items]
Nominal amount of derivative positions	$ 42	63
Basis point increase increase in credit spread of underlying reference assets of credit default contracts	0
Net income impact from a 50 basis point increase in credit spreads of underlying reference assets of credit default swap contracts	$ 1	$ 1